Revenue from contracts with customers - Changes in Contract Assets and Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contract assets
Contract assets, beginning balance	€ 320.6	€ 240.1
Transferred from contract assets to accounts receivables	(294.4)	(213.2)
Revenue recognized during the year ending in contract assets	649.7	275.9
Transfer between contract assets and liabilities	(235.3)	17.8
Contract assets, ending balance	440.6	320.6
Contract liabilities
Contract Liabilities, Balance at beginning of the year	18,196.2	16,266.5
Revenue recognized that was included in contract liabilities	(11,516.6)	(9,047.5)
Changes as a result of cumulative catch-up adjustments arising from changes in estimates and contract modifications	131.6	(61.3)
Remaining performance obligations for which considerations have been received, or for which we have an unconditional right to consideration	14,013.3	11,483.4
Transfer between contract assets and liabilities	(235.3)	17.8
Other	(1,216.6)	(462.7)
Contract Liabilities, Balance at end of the year	€ 19,372.6	€ 18,196.2